Basis of Presentation and Summary of Significant Accounting Policies (Detail) - USD ($) $ in Millions	3 Months Ended						12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary Of Significant Accounting Policies [Line Items]
Discount rate							15.00%
Impaired assets to be disposed of		$ 694.3	$ 610.8	$ 68.6		$ 83.3	$ 354.4
Deferred revenue	$ 15.7	14.2				12.2	$ 14.2	$ 12.2
Percentage of gross income from qualifying sources required to be subject to federal income tax, minimum							90.00%
Percentage Disposition Exceeded Carrying Value Of Property Plant And Equipment	30.00%
Beginning Balance	$ 1,085.5				$ 2,234.6		$ 2,234.6	2,295.1
Goodwill impairment	109.7	470.6			0.0		1,149.1	48.8	$ 4.1
Ending Balance	975.8	1,085.5				2,234.6	1,085.5	2,234.6	2,295.1
Deferred Finance Costs, Net	$ 39.2	40.9					40.9
Jackalope Gas Gathering Services, L.L.C.
Summary Of Significant Accounting Policies [Line Items]
Equity method investment, other than temporary impairment		51.4					51.4
Equity method investment carrying value		202.4					202.4
Powder River Basin Industrial Complex, LLC
Summary Of Significant Accounting Policies [Line Items]
Equity method investment, other than temporary impairment		23.4					23.4
Equity method investment carrying value		15.1					15.1
Natural Gas Liquids
Summary Of Significant Accounting Policies [Line Items]
Inventory		35.4				37.5	$ 35.4	37.5
Minimum
Summary Of Significant Accounting Policies [Line Items]
Discount rate	10.00%						10.00%
Maximum
Summary Of Significant Accounting Policies [Line Items]
Discount rate	19.00%						16.00%
Marcellus
Summary Of Significant Accounting Policies [Line Items]
Beginning Balance	$ 8.6				8.6		$ 8.6	8.6
Goodwill impairment	8.6						0.0	0.0
Ending Balance	0.0	8.6				8.6	8.6	8.6	8.6
Arrow
Summary Of Significant Accounting Policies [Line Items]
Beginning Balance	45.9				45.9		45.9	45.5
Goodwill impairment	0.0						0.0	0.0
Ending Balance	45.9	45.9				45.9	45.9	45.9	45.5
Northeast Storage and Transportation
Summary Of Significant Accounting Policies [Line Items]
Beginning Balance	726.3				726.3		726.3	727.1
Goodwill impairment	0.0						0.0	0.0
Ending Balance	726.3	726.3				726.3	726.3	726.3	727.1
COLT
Summary Of Significant Accounting Policies [Line Items]
Beginning Balance	44.9				668.3		668.3	670.5
Goodwill impairment	13.7						623.4	0.0
Ending Balance	31.2	44.9				668.3	44.9	668.3	670.5
Supply and Logistics
Summary Of Significant Accounting Policies [Line Items]
Beginning Balance	167.2				266.2		266.2	269.5
Goodwill impairment	65.5						99.0	0.0
Ending Balance	101.7	167.2				266.2	167.2	266.2	269.5
Storage and Terminals
Summary Of Significant Accounting Policies [Line Items]
Beginning Balance	50.5				104.2		104.2	104.7
Goodwill impairment	14.1						53.7	0.0
Ending Balance	36.4	50.5				104.2	50.5	104.2	104.7
US Salt
Summary Of Significant Accounting Policies [Line Items]
Beginning Balance	12.6				12.6		12.6	16.1
Goodwill impairment	0.0						0.0	2.2
Ending Balance	12.6	12.6				12.6	12.6	12.6	16.1
Trucking
Summary Of Significant Accounting Policies [Line Items]
Beginning Balance	29.5				177.9		177.9	178.4
Goodwill impairment	7.8						148.4	0.0
Ending Balance	21.7	29.5				177.9	29.5	177.9	178.4
Granite Wash
Summary Of Significant Accounting Policies [Line Items]
Impaired assets to be disposed of							8.5	13.2
Fair value disclosure		11.2					11.2
Impairment of intangible assets								20.0
Beginning Balance	0.0				0.0		0.0	14.2
Goodwill impairment							0.0	14.2
Ending Balance		0.0				0.0	0.0	0.0	14.2
Barnett
Summary Of Significant Accounting Policies [Line Items]
Impaired assets to be disposed of							354.4
Fair value disclosure		298.5					298.5
Impairment of intangible assets							238.9
Beginning Balance	0.0				257.2		257.2	257.2
Goodwill impairment							257.2	0.0
Ending Balance		0.0				257.2	0.0	257.2	257.2
Fayetteville
Summary Of Significant Accounting Policies [Line Items]
Impaired assets to be disposed of							61.9
Fair value disclosure		59.3					59.3
Impairment of intangible assets							70.9
Beginning Balance	$ 0.0				$ 72.5		72.5	76.8
Goodwill impairment							72.5	4.3
Ending Balance		0.0				$ 72.5	0.0	$ 72.5	$ 76.8
Haynesville
Summary Of Significant Accounting Policies [Line Items]
Impaired assets to be disposed of							45.7
Fair value disclosure		3.8					3.8
Impairment of intangible assets							6.0
Watkins Glen
Summary Of Significant Accounting Policies [Line Items]
Impaired assets to be disposed of							31.2
Fair value disclosure		$ 6.7					$ 6.7